Other Current Assets - Schedule of Other Current Assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Other Current Assets [Abstract]
Office rental deposit	$ 33,144	$ 116,899
Interest receivable	98,115	181,337
Others	142,423	153,186
Total	$ 273,682	$ 451,422